Relationships with Related Parties - Summary of Remuneration of Key Management Informations (Detail) € in Thousands											12 Months Ended
	Oct. 05, 2022 shares	Oct. 11, 2021 shares	Dec. 11, 2020 shares	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Dec. 31, 2022 EUR (€) Warrant Member shares	Dec. 31, 2021 EUR (€) Warrant Member shares	Dec. 31, 2020 EUR (€) Member shares
Disclosure of key management personnel compensation [line items]
Number of Executive Committee members | Member											7	7	6
Number of warrants granted	0	874.2	557,050	602,025	426,050	334,400	45,000	353,550	94,400	253,150	594,450	760,800
Number of warrants lapsed | Warrant											(282,252)	(35,000)
Key management personnel of entity or parent [member]
Disclosure of key management personnel compensation [line items]
Short term employee benefits											€ 2,294	€ 1,866	€ 1,349
Post employee benefits											53	45	34
Share-based compensation											790	928	1,110
Other employment costs											143	148	110
Management fees											1,200	1,163	1,335
Total benefits											4,480	4,150	3,939
Executive Committee outstanding fees payables											€ 781	€ 844	€ 660
Number of warrants granted											489,700	395,000	220,000
Number of warrants lapsed											(127,250)	(30,000)	(20,000)
Cumulative outstanding warrants | shares											696,400	921,000	556,000